Restatement of Previously Issued Consolidated Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Prior Period Adjustment [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The impact of the restatement on the Company’s consolidated financial statements included in its
Form 10-Q
for the period ending June 30, 2021 as filed with the SEC on August 20, 2021, and Form
10-Q
for the period ending March 31, 2021 as filed with the SEC on May 24, 2021 is reflected in the following table:

	As of June 30, 2021
Condensed Consolidated Balance Sheet	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$305,933,489	$39,066,511	$345,000,000
Stockholders’ equity (deficit) Class A common stock - $0.0001 par value	391	(391)	—
Additional paid-in capital	10,278,770	(8,916,670)	1,362,100
Accumulated deficit	(5,280,021)	(30,149,451)	(35,429,470)

Total Stockholders’ equity (deficit)	$5,000,003	$(39,066,512)	$(34,066,507)

	Three Months Ended June 30, 2021
Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	31,475,333	3,024,667	34,500,000
Weighted average shares outstanding of Class A and B non-redeemable common stock, basic and diluted	11,649,667	(11,649,667)	—
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted	—	8,625,000	8,625,000
Basic and diluted earnings (net loss) per share, Class A common stock subject to possible redemption	$0.00	$(0.24)	$(0.24)
Basic and diluted earnings (net loss) per share of non-redeemable common stock, Class A and B	$(0.88)	$0.88	$0.00
Basic and diluted earnings (net loss) per share, Class B non-redeemable common stock	$0.00	$(0.24)	$(0.24)

	Six Months Ended June 30, 2021
Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	31,177,650	(4,492,567)	26,685,083
Weighted average shares outstanding of Class A and B non-redeemable common stock, basic and diluted	11,692,516	(11,692,516)	—
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted	—	8,370,166	8,370,166
Basic and diluted earnings (net loss) per share, Class A common stock subject to possible redemption	$0.00	$(0.06)	$(0.06)
Basic and diluted earnings (net loss) per share of non-redeemable common stock, Class A and B	$(0.19)	$0.19	$0.00
Basic and diluted earnings (net loss) per share, Class B non-redeemable common stock	$0.00	$(0.06)	$(0.06)

	Three Months Ended June 30, 2021
Condensed Consolidated Statement of Changes in Stockholders’ Deficit	As Previously Reported	Adjustment	As Restated
Offering costs	$(35,641)	$35,641	$—
Share-based compensation and offering costs on Founder Shares issued to related party and directors	1,397,741	1,249,759	2,647,500
Change in value of common stock subject to possible redemption	8,916,760	(8,916,760)	—
Accretion of Class A Common Stock to redemption value	—	(1,285,400)	(1,285,400)

	Six Months Ended June 30, 2021
Condensed Consolidated Statement of Changes in Stockholders’ Deficit	As Previously Reported	Adjustment	As Restated
Sale of Units in initial public offering, less fair value of public warrants	$332,119,425	$(332,119,425)	$—
Offering costs	(18,891,326)	18,891,326	—
Forward purchase agreement	(1,508,461)	1,508,461	—
Common stock subject to possible redemption	(314,850,250)	314,850,250	—
Share-based compensation and offering costs on Founder Shares issued to related party and directors	1,397,741	1,249,759	2,647,500
Change in value of common stock subject to possible redemption	8,916,760	(8,916,760)	—
Accretion of Class A Common Stock to redemption value	—	(34,530,121)	(34,530,121)

	As of March 31, 2021
Condensed Balance Sheet	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$314,850,250	$30,149,750	$345,000,000
Stockholders’ equity (deficit) Class A common stock - $0.0001 par value	301	(301)	—
Retained earnings (Accumulated deficit)	4,998,844	(30,149,449)	(25,150,605)

Total Stockholders’ equity (deficit)	$5,000,008	$(30,149,750)	$(25,149,742)

	Three Months Ended March 31, 2021
Condensed Statement of Operations	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	30,625,007	(11,841,674)	18,783,333
Weighted average shares outstanding of Class A and B non-redeemable common stock, basic and diluted	10,754,314	(10,754,314)	—
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted	—	8,112,500	8,112,500
Basic and diluted earnings (net loss) per share, Class A common stock subject to possible redemption	$0.00	$0.30	$0.30
Basic and diluted earnings (net loss) per share of non-redeemable common stock, Class A and B	$0.74	$(0.74)	$0.00
Basic and diluted earnings (net loss) per share, Class B non-redeemable common stock	$0.00	$0.30	$0.30

	Three Months Ended March 31, 2021
Condensed Statement of Changes in Stockholders’ Deficit	As Previously Reported	Adjustment	As Restated
Sale of Units in initial public offering, less fair value of public warrants	$332,119,425	$(332,119,425)	$—
Offering costs	(18,855,685)	18,855,685	—
Forward purchase agreement	(1,508,461)	1,508,461	—
Common stock subject to possible redemption	(314,850,250)	314,850,250	—
Accretion of Class A Common Stock to redemption value	—	(33,244,721)	(33,244,721)

	As of February 11, 2021
Condensed Balance Sheet	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$306,070,895	$38,929,105	$345,000,000
Stockholders’ equity (deficit)
Class A common stock - $0.0001 par value	389	(389)	—
Additional paid-in capital	5,749,492	(5,749,492)	—
Retained earnings (Accumulated deficit)	(750,742)	(33,179,224)	(33,929,966)

Total Stockholders’ equity (deficit)	$5,000,002	$(38,929,105)	$(33,929,103)